31. Risks and Financial Instruments (Details 1) R$ in Millions	Dec. 31, 2017 BRL (R$)
Scenario I
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Income statement effect	R$ (2.6)
Shareholders' equity effect	(140.4)
Total	(143.0)
Income statement effect	2.6
Shareholders' equity effect	140.4
Total	143.0
Scenario II
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Income statement effect	(6.5)
Shareholders' equity effect	(351.1)
Total	(357.6)
Income statement effect	6.5
Shareholders' equity effect	351.1
Total	357.6
Scenario III
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Income statement effect	(13.0)
Shareholders' equity effect	(702.2)
Total	(715.2)
Income statement effect	13.0
Shareholders' equity effect	702.2
Total	R$ 715.2